Restricted Net Assets - Additional Information (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2014 Foreign Subsidiaries	Dec. 31, 2014 Domestic Subsidiaries
Statutory Accounting Practices [Line Items]
Minimum required annual after-tax profit to be allocated to the general reserve			10.00%	10.00%
Maximum general reserve appropriated as a percentage of registered capital based on enterprise's PRC statutory accounts			50.00%	50.00%
Total amounts restricted net assets including paid-in capital and statutory reserve funds of the Company's PRC subsidiaries and the net assets of the VIE	$ 88,469	548,915